Deferred revenue	12 Months Ended
Dec. 31, 2024
Deferred revenue
Deferred revenue	9. Deferred revenue As of December 31,2024, the company has received $840,768 (US$584,477) of deposits for signed SFD® contracts to be executed in 2025 ($nil for 2023).